S000055813 [Member] Expense Example - Nuveen ESG Mid-Cap Growth ETF - Nuveen ESG Mid-Cap Growth ETF	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 32
Expense Example, with Redemption, 3 Years	100
Expense Example, with Redemption, 5 Years	174
Expense Example, with Redemption, 10 Years	$ 393